Consolidated Shareholders' Equity - Summary of Movements Share Capital (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of classes of share capital [line items]
Beginning balance	€ 58,239,000,000	[1]	€ 57,722,000,000	[1]	€ 58,208,000,000
Ending balance	€ 59,035,000,000		€ 58,239,000,000	[1]	€ 57,722,000,000	[1]
Number of shares, end of period	1,247,395,472
Sanofi [member]
Disclosure of classes of share capital [line items]
Number of shares, beginning of period	1,254,019,904		1,292,022,324		1,305,696,759
Number of shares in regard to capital increase by exercise of stock subscription options	1,168,808		3,764,646		3,418,421
Number of restricted shares issued in regard of capital increase	2,152,183		3,394,574		3,664,248
Board meeting	€ (7,239,803)
Board meeting					(22,561,090)
Board meeting			(36,380,198)
Board meeting	2,401,184
Board meeting					1,803,986
Board meeting			1,621,098
Board meeting	€ (5,106,804)
Board meeting			(10,402,540)
Number of shares, end of period	1,247,395,472		1,254,019,904		1,292,022,324
Reserve of equity component of convertible instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	€ (616,000,000)
Board meeting	(443,000,000)
Board meeting			€ (616,000,000)
Ending balance	(1,059,000,000)		(616,000,000)
Additional paid-in capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	58,000,000		2,685,000,000		€ 4,039,000,000
Share capital with regard to capital increase by exercise of stock subscription options	57,000,000		215,000,000		212,000,000
Share capital with regard to capital increase by issuance of restricted shares	(84,000,000)		(7,000,000)		(7,000,000)
Board meeting					(1,655,000,000)
Board meeting	(55,000,000)
Board meeting			(2,709,000,000)
Board meeting					96,000,000
Board meeting	115,000,000
Board meeting			103,000,000
Board meeting	(358,000,000)
Board meeting			(229,000,000)
Ending balance	(267,000,000)		58,000,000		2,685,000,000
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,508,000,000	[1]	2,584,000,000	[1]	2,611,000,000
Share capital with regard to capital increase by exercise of stock subscription options	2,000,000		8,000,000		7,000,000
Share capital with regard to capital increase by issuance of restricted shares	4,000,000		7,000,000		7,000,000
Board meeting					(45,000,000)
Board meeting	(14,000,000)
Board meeting			(73,000,000)
Board meeting					4,000,000
Board meeting	5,000,000
Board meeting			3,000,000
Board meeting	(10,000,000)
Board meeting			(21,000,000)
Ending balance	2,495,000,000		2,508,000,000	[1]	2,584,000,000	[1]
Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	(14,000,000)	[1]	(1,503,000,000)	[1]	(298,000,000)
Share capital with regard to capital increase by issuance of restricted shares	80,000,000
Ending balance	€ (153,000,000)		€ (14,000,000)	[1]	€ (1,503,000,000)	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).